Segment reporting - Consolidated Statement Of Profit Or Loss By Operating Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	$ 513,368,000	$ 684,265,000	$ 846,507,000
Gains on disposal of vessels/other tangible assets (Note 8)	36,538,000	50,397,000	13,302,000
Other operating income	4,902,000	6,996,000	7,426,000
Total shipping income	554,808,000	741,658,000	867,235,000
Voyage expenses and commissions	(62,035,000)	(59,560,000)	(71,237,000)
Vessel operating expenses	(150,427,000)	(160,199,000)	(153,718,000)
Charter hire expenses	(31,173,000)	(17,713,000)	(25,849,000)
Losses on disposal of vessels/other tangible assets	(21,027,000)	(2,000)	(8,002,000)
Loss on disposal of investments in equity accounted investees	0	(24,150,000)	0
Depreciation tangible assets	(229,777,000)	(227,664,000)	(210,156,000)
Depreciation intangible assets	(95,000)	(99,000)	(50,000)
General and administrative expenses	(46,868,000)	(44,051,000)	(46,251,000)
Total operating expenses	(541,402,000)	(533,438,000)	(515,263,000)
RESULT FROM OPERATING ACTIVITIES	13,406,000	208,220,000	351,972,000
Finance income	7,266,000	6,855,000	3,312,000
Finance expenses	(50,729,000)	(51,695,000)	(50,942,000)
Net finance expenses	(43,463,000)	(44,840,000)	(47,630,000)
Share of profit (loss) of equity accounted investees (net of income tax)	30,082,000	40,495,000	51,592,000
PROFIT (LOSS) BEFORE INCOME TAX	25,000	203,875,000	355,934,000
Income tax expense	1,358,000	174,000	(5,633,000)
PROFIT (LOSS) FOR THE PERIOD	1,383,000	204,049,000	350,301,000
Owners of the company	1,382,530	204,049,212	350,300,535
Operating segments | Tankers
Disclosure of operating segments [line items]
Revenue	513,398,000	704,766,000	898,495,000
Gains on disposal of vessels/other tangible assets (Note 8)	36,538,000	50,397,000	13,302,000
Other operating income	4,902,000	6,765,000	6,798,000
Total shipping income	554,838,000	761,928,000	918,595,000
Voyage expenses and commissions	(62,035,000)	(63,305,000)	(83,896,000)
Vessel operating expenses	(150,390,000)	(164,478,000)	(160,894,000)
Charter hire expenses	(31,173,000)	(17,713,000)	(25,849,000)
Losses on disposal of vessels/other tangible assets	(21,027,000)	(1,000)	(8,002,000)
Loss on disposal of investments in equity accounted investees	0	(24,150,000)	0
Depreciation tangible assets	(229,777,000)	(233,368,000)	(221,399,000)
Depreciation intangible assets	(95,000)	(99,000)	(50,000)
General and administrative expenses	(46,871,000)	(44,152,000)	(46,433,000)
Total operating expenses	(541,368,000)	(547,266,000)	(546,523,000)
RESULT FROM OPERATING ACTIVITIES	13,470,000	214,662,000	372,072,000
Finance income	7,267,000	6,864,000	3,313,000
Finance expenses	(50,730,000)	(52,420,000)	(52,590,000)
Net finance expenses	(43,463,000)	(45,556,000)	(49,277,000)
Share of profit (loss) of equity accounted investees (net of income tax)	150,000	334,000	185,000
PROFIT (LOSS) BEFORE INCOME TAX	(29,843,000)	169,440,000	322,980,000
Income tax expense	1,358,000	174,000	(5,633,000)
PROFIT (LOSS) FOR THE PERIOD	(28,485,000)	169,614,000	317,347,000
Owners of the company	(28,485,000)	169,614,000	317,347,000
Operating segments | FSO
Disclosure of operating segments [line items]
Revenue	59,513,000	65,125,000	64,504,000
Gains on disposal of vessels/other tangible assets (Note 8)	0	0	0
Other operating income	234,000	327,000	808,000
Total shipping income	59,747,000	65,452,000	65,312,000
Voyage expenses and commissions	(304,000)	(476,000)	(473,000)
Vessel operating expenses	(9,157,000)	(9,679,000)	(10,074,000)
Charter hire expenses	0	0	0
Losses on disposal of vessels/other tangible assets	0	0	0
Loss on disposal of investments in equity accounted investees	0	0	0
Depreciation tangible assets	(18,071,000)	(18,071,000)	(18,071,000)
Depreciation intangible assets	0	0	0
General and administrative expenses	(30,000)	(80,000)	(283,000)
Total operating expenses	(27,562,000)	(28,306,000)	(28,901,000)
RESULT FROM OPERATING ACTIVITIES	32,185,000	37,146,000	36,411,000
Finance income	197,000	57,000	22,000
Finance expenses	(1,026,000)	(2,552,000)	(3,663,000)
Net finance expenses	(829,000)	(2,495,000)	(3,641,000)
Share of profit (loss) of equity accounted investees (net of income tax)	0	0	0
PROFIT (LOSS) BEFORE INCOME TAX	31,356,000	34,651,000	32,770,000
Income tax expense	(1,488,000)	(216,000)	184,000
PROFIT (LOSS) FOR THE PERIOD	29,868,000	34,435,000	32,954,000
Owners of the company	29,868,000	34,435,000	32,954,000
Less: Equity-accounted investees
Disclosure of operating segments [line items]
Revenue	59,543,000	85,626,000	116,492,000
Gains on disposal of vessels/other tangible assets (Note 8)	0	0	0
Other operating income	234,000	96,000	180,000
Total shipping income	59,777,000	85,722,000	116,672,000
Voyage expenses and commissions	(304,000)	(4,221,000)	(13,132,000)
Vessel operating expenses	(9,120,000)	(13,958,000)	(17,250,000)
Charter hire expenses	0	0	0
Losses on disposal of vessels/other tangible assets	0	1,000	0
Loss on disposal of investments in equity accounted investees	0	0	0
Depreciation tangible assets	(18,071,000)	(23,775,000)	(29,314,000)
Depreciation intangible assets	0	0	0
General and administrative expenses	(33,000)	(181,000)	(465,000)
Total operating expenses	(27,528,000)	(42,134,000)	(60,161,000)
RESULT FROM OPERATING ACTIVITIES	32,249,000	43,588,000	56,511,000
Finance income	198,000	66,000	23,000
Finance expenses	(1,027,000)	(3,277,000)	(5,311,000)
Net finance expenses	(829,000)	(3,211,000)	(5,288,000)
Share of profit (loss) of equity accounted investees (net of income tax)	(29,932,000)	(40,161,000)	(51,407,000)
PROFIT (LOSS) BEFORE INCOME TAX	1,488,000	216,000	(184,000)
Income tax expense	(1,488,000)	(216,000)	184,000
PROFIT (LOSS) FOR THE PERIOD	0	0	0
Owners of the company	$ 0	$ 0	$ 0